Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2030 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2030 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2030 Fund
Annual Total Returns
'09	27.10%
'10	13.43%